Financial instruments - Reconciliation of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	$ 490,236
Liabilities at end of period	715,175	$ 490,236
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | Consideration Payable On Acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Transfers out of Level 3 of fair value hierarchy, liabilities	(27,624)
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | PLAO Warrant liability [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement | Other financial asset [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Consideration Payable On Acquisition [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	18,201	21,963
Purchases, fair value measurement, liabilities	(30,445)	(4,707)
Transfers into Level 3 of fair value hierarchy, liabilities	0
Cumulative Translation Adjustment, Fair Value, Liability	(2,775)	953
Derecognition / settlements - VBI	10,118
Increase (decrease) in fair value measurement, liabilities	2,874	(9,422)
Liabilities at end of period	38,627	18,201
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category [member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	27,624	24,240
Purchases, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Cumulative Translation Adjustment, Fair Value, Liability	0	0
Derecognition / settlements - VBI	0
Increase (decrease) in fair value measurement, liabilities	0	3,384
Liabilities at end of period	0	27,624
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | PLAO Warrant liability [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	0	0
Purchases, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	470
Cumulative Translation Adjustment, Fair Value, Liability	0	0
Derecognition / settlements - VBI	0
Increase (decrease) in fair value measurement, liabilities	5,673	0
Liabilities at end of period	6,143	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement | Other financial asset [Member]
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Liabilities at beginning of period	2,896	6,322
Purchases, fair value measurement, liabilities	(791)	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Cumulative Translation Adjustment, Fair Value, Liability	393	505
Derecognition / settlements - VBI	2,522
Increase (decrease) in fair value measurement, liabilities	2,806	(3,931)
Liabilities at end of period	$ 3,578	$ 2,896